Notes Payable (Details Textual) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		239 Months Ended
	Jul. 31, 2014 Note	Sep. 24, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Notes Payable (Textual)
Proceeds from Short-term Debt	$ 500,000
Other Short-term Borrowings	250,000
Short-term Debt, Maximum Amount Outstanding During Period	250,000
Interest Expense, Short-term Borrowings	16,500
Number of short term notes borrowed	2
Debt Instrument, Increase, Accrued Interest					33,000		105,000	2,206,278
Common shares and warrants issued for debt conversions								289,975
Common shares issued for conversion		6,800,000					115,500	800,000
Common stock fair value determined							2,214,000
Short-term debt outstanding			600,000		600,000		100,000		100,000
Amortization of debt discounts						45,421	45,421	3,653,530	12,175,705
Company borrowing amount								2,300,000
Debt, interest rate, maximum								5.00%
Debt, interest rate, minimum								45.00%
Vesting period								5 years
Relative value on warrants and common shares issued								146,231
Unamortized debt discount								45,369
Loss on extinguishment of debt						(1,811,800)	(1,811,800)	(2,410,506)	(44,836,858)
Debt Extensions [Member]
Notes Payable (Textual)
Common shares issued for conversion								363,500
Common stock issued in connection with debt extension							286,000
Amortization of debt discounts								3,325,000
Vesting period								5 years
Exercise Price Range, maximum								$ 12
Loss on extinguishment of debt								2,390,531
Common Stock [Member]
Notes Payable (Textual)
Common shares and warrants issued for debt conversions								3
Common shares issued for conversion								198,000
Amortization of debt discounts								470,433
Relative value on warrants and common shares issued								515,802
Common Stock [Member] | Debt Extensions [Member]
Notes Payable (Textual)
Common shares issued for conversion								363,500
Relative value on warrants and common shares issued								2,235,525
Warrant [Member]
Notes Payable (Textual)
Common shares issued for conversion								65,500
Common stock fair value determined							176,819
Exercise Price Range, minimum								$ 0.01
Exercise Price Range, maximum								$ 2.40
Relative value on warrants and common shares issued								310,732
Warrant [Member] | Debt Extensions [Member]
Notes Payable (Textual)
Common shares issued for conversion								100,000
Relative value on warrants and common shares issued								155,006
Third Party Loans [Member]
Notes Payable (Textual)
Repayment of notes payable							1,725,000
Common shares and warrants issued for debt conversions							230,000
Common shares issued for conversion							46,000
Common stock fair value determined							282,900
Loss on debt extinguishment							52,900
Amortization of debt discounts
Notes Payable [Member]
Notes Payable (Textual)
Common shares and warrants issued for debt conversions								270,000
Common stock fair value determined							1,758,900
Short-term debt outstanding							1,400,000		1,400,000
Common stock issued in connection with debt extension							286,000
Amortization of debt discounts							45,421
Loss on extinguishment of debt								$ 19,975
Notes Payable [Member] | Common Stock [Member]
Notes Payable (Textual)
Common shares issued for conversion								31,500
Notes Payable [Member] | Warrant [Member]
Notes Payable (Textual)
Common shares issued for conversion								25,000